TRADE RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS - Movements in provision for impairment of receivables (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movements in provision for impairment of receivables
Beginning balance	₺ 15,066
Ending balance	25,618	₺ 15,066
Receivables
Movements in provision for impairment of receivables
Beginning balance	15,066	22,033
Additions during the year	19,471	6,657
Collections		(8,040)
Monetary gain/(loss)	(8,919)	(5,584)
Ending balance	₺ 25,618	₺ 15,066